Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 23 — INCOME TAX

Cayman Islands and British Virgin Islands (the “BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly owned subsidiaries are incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HKD 2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the years ended December 31, 2023, 2024 and 2025, the Company generated substantially all of its taxable income in the Hong Kong. The income tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Significant components of the provision for income tax are as follows:

	For the years ended December 31,
	2023	2024	2025
Domestic
Hong Kong profits tax:
– Current year	$1,408,470	$72,280	$—
– Tax reduction	(1,154)	—	—
– Under (Over) provision for prior years	(25,587)	(430,964)	1,728
Income tax expenses (benefit)	$1,381,729	$(358,684)	$1,728

The effective tax rates on income (loss) before income tax for the years ended December 31, 2023, 2024 and 2025 was 23.05%, 6.93% and 0.01%, respectively.

The Company is headquartered in Hong Kong and the subsidiaries incorporated in Hong Kong functions as the Company’s primary business operation center. Therefore, the Company uses Hong Kong’s income tax rate as applicable statutory income tax rate. As previously disclosed for the years ended December 31, 2023 and 2024, prior to the adoption of ASU 2023-09, a reconciliations of the differences between the Hong Kong statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the years ended December 31,
	2023	2024
Hong Kong statutory income tax rate	16.50%	16.50%
– Non-taxable income	(0.30)%	0.26%
– Non-deductible expenses	7.31%	(17.90)%
– Temporary difference not recognized	0.34%	(0.09)%
– Tax reduction	(0.02)%	—%
– Income tax at concessionary rate	(0.35)%	0.41%
– Tax losses not recognized	—%	(0.52)%
– Under/over provision for prior years	(0.43)%	8.32%
– Others	—%	(0.05)%
Effective tax rate	23.05%	6.93%

The table below provides the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025. See Note 2 - Summary of Significant Accounting Policies for additional details on the adoption of ASU No. 2023-09.

Income (loss) before provision for income tax were generated in the following jurisdictions:

For the year ended December 31, 2025
Domestic component
Hong Kong	347,556
Foreign components
BVI	(29,613)
Cayman	(15,529,395)
Total	(15,211,452)

A reconciliation of the Hong Kong statutory income tax rate of 16.5% to the Company’s effective income tax rate for the year ended December 31, 2025 is as follows:

	For the year ended December 31, 2025
Loss before provision for income tax	(15,211,452)
Hong Kong income tax rate	(2,509,890)	16.50%
Foreign tax effects
Statutory tax rate difference between foreign jurisdictions and Hong Kong	2,567,236	(16.88)%
Other nontaxable or nondeductible items, net	(36,777)	0.24%
Temporary differences not recognized	(20,569)	0.14%
Under provision in prior years	1,728	(0.01)%
	1,728	(0.01)%

Significant components of the Company’s net deferred tax asset were as follows:

	As of December 31,
	2024	2025
Deferred tax asset
Net operating loss carryforwards	$27,143	$27,143
Total deferred tax asset	27,143	27,143
Valuation allowance	(27,143)	(27,143)
Total	$—	$—

All net operating loss carryforwards are in Hong Kong and do not expire.

Realization of the Company’s deferred tax asset is dependent upon the Company generating sufficient taxable income in future years to obtain benefit from the reversal of temporary differences.

Management considered all available evidence under existing tax law and anticipated expiration of tax statutes and determined that a valuation allowance of $27,143 and $27,143, respectively, was required as of December 31, 2024 and 2025 for the deferred tax asset due to the unpredictability of future profit streams.